UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter ended: December 31, 2000

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.) [   ] is a restatement.
                                 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                           The Reconnaissance Fund LP
Address:                        P.O. Box 1180
                                Avon, Connecticut 06001


13F File Number: 028-05187

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                           Willaim J. Newman
Title:                          Manager
Phone:                          (860) 409-0600
Signature, Place, and Date of Signing:

     /s/ William J. Newman      Avon, Connecticut               1/22/2000
         (Signature)              (City, State)                  (Date)

Report Type (Check only one.):

[X]                             13F HOLDINGS REPORT.

[ ]                             13F NOTICE.

[ ]                             13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager    0

Form 13F Information Table Entry    24

Form 13F Information Table Value    $70485

List of Other Included Managers:    NONE

                                                              FORM 13F-HR
                                                         qtr ending 12/31/00

        COLUMN 1              COLUMN 2       COLUMN 3     COLUMN 4           COLUMN 5           COLUMN 6     COL 7     COLUMN 8
-------------------------- --------------   ----------   -----------    ------------------   -------------   -----  --------------
                                                            VALUE       SHRS OR  SH/  PUT/   INV. DISCR.              VOT AUTHOR.
     NAME OF ISSUER        TITLE OF CLASS     CUSIP        (x$1000)     PRN AMT  PRN  CALL   SOLE SHRD OTH   MGR    SOLE  SHRD NONE
-----------------------------------------------------------------------------------------------------------------------------------
EMC CORP                     COMMON        268648102         6982        105000  SH            x                   105000
GENZYME CORP                 OTC           372917104         6026         67000  SH            x                    67000
PHILLIPS PETROLEUM           COMMON        718507106         5119         90000  SH            x                    90000
ML BIOTECH HLDG              COMMON        09067D201         5109         30000  SH            x                    30000
BURLINGTON RESOURCES         COMMON        122014103         5050        100000  SH            x                   100000
BROCADE COMMUNICATIONS       OTC           111621108         4591         50000  SH            x                    50000
SMITH INTL INC               COMMON        832110100         4474         60000  SH            x                    60000
EMULEX CORP                  OTC           292475209         4396         55000  SH            x                    55000
IDEC PHARMACEUTICALS CORP    OTC           449370105         3791         20000  SH            x                    20000
iTWO TECHNOLOGIES            OTC           465754109         3697         68000  SH            x                    68000
GENENTECH INC                COMMON        368710406         3586         44000  SH            x                    44000
IMMUNEX CORP                 OTC           452528102         3453         85000  SH            x                    85000
FUELCELL ENERGY              OTC           35952H106         3017         44000  SH            x                    44000
POWERWAVE TECHNOLOGIES       OTC           739363109         2925         50000  SH            x                    50000
ANADARCO PETROLEUM CORP      COMMON        032511107         2843         40000  SH            x                    40000
COOPER CAMERON CORP          COMMON        216640102         2642         40000  SH            x                    40000
BALLARD POWER SYS            OTC           05858H104         2526         40000  SH            x                    40000
COASTAL CORP                 COMMON        190441105         2473         28000  SH            x                    28000
APPLIED MICRO CIRCUITS       OTC           03822W109         2401         32000  SH            x                    32000
BOWATER INC                  COMMON        102183100         2368         42000  SH            x                    42000
DYNEGY INC                   COMMON        26816Q101         2355         42000  SH            x                    42000
BROADVISION                  OTC           111412102         -177        -15000  SH            x                   -15000
VIGNETTE CORP                OTC           926734104         -540        -30000  SH            x                   -30000
EXODUS COMMUNICATIONS        OTC           302088109        -1060        -53000  SH            x                   -53000
CMG INFORMATION SVCS         OTC           125750109        -1119       -200000  SH            x                  -200000
SAWTEK INC                   OTC           805468105        -2309        -50000  SH            x                   -50000
EASTMAN KODAK                COMMON        277461109        -4134       -105000  SH            x                  -105000

                             Total                          70485